FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  December 31, 2008

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

           Address: 350 Madison Avenue, 8th Floor, New York, NY  10017
          -------------------------------------------------------------


                         Form 13F File Number: 28-12901
                       ----------------------------------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                 New York, NY         February 13, 2009
---------------------------       ------------------------   -------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   36
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Form 13F Information Table Value Total:   $ 53,327 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                                December 31, 2008


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    Column 1                    Column 2       Column 3     Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class         CUSIP       (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
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APPLIED MICRO CIRCUITS CORP      COM NEW         03822W406       629     160,000   SH        Sole                 160,000
ASTEC INDS INC                   COM             046224101     4,074     130,024   SH        Sole                 130,024
CALIFORNIA MICRO DEVICES COR     COM             130439102     1,302     700,000   SH        Sole                 700,000
CATERPILLAR INC DEL              COM             149123101     2,569      57,500   SH        Sole                  57,500
COGNEX CORP                      COM             192422103       703      47,500   SH        Sole                  47,500
CUMMINS INC                      COM             231021106     1,202      45,000   SH        Sole                  45,000
EMULEX CORP                      COM             292475209     2,094     300,000   SH        Sole                 300,000
ENTEGRIS INC                     COM             29362U104       548     250,000   SH        Sole                 250,000
GLOBALOPTIONS GROUP INC          COM NEW         37946D209     1,262     634,166   SH        Sole                 634,166
ICO INC NEW                      COM             449293109       553     175,000   SH        Sole                 175,000
ISHARES TR                       RUSSEL 2000     464287655       177       3,550   SH   PUT  Sole                   3,550
ITERIS INC                       COM             46564T107     1,690   1,090,000   SH        Sole               1,090,000
KEY ENERGY SVCS INC              COM             492914106       706     160,000   SH        Sole                 160,000
LATTICE SEMICONDUCTOR CORP       COM             518415104     1,170     775,000   SH        Sole                 775,000
MAGNETEK INC                     COM             559424106       122      50,900   SH        Sole                  50,900
MEDIS TECHNOLOGIES LTD           COM             58500P107       424       2,043   SH        Sole                   2,043
NORTH AMERN ENERGY PARTNERS INC  COM             656844107       200      60,000   SH        Sole                  60,000




OCEANEERING INTL INC             COM             675232102     1,311      45,000   SH        Sole                  45,000
OIL DRI CORP AMER                COM             677864100     3,739     199,400   SH        Sole                 199,400
ORION ENERGY SYSTEMS INC         COM             686275108       799     147,750   SH        Sole                 147,750
ORION MARINE GROUP INC           COM             68628V308     1,545     160,000   SH        Sole                 160,000
PROSHARES TR                     PSHS ULTSHT     74347R628       515       5,000   SH        Sole                   5,000
                                 FINL
PZENA INVESTMENT MGMT INC        CLASS A         74731Q103       694     190,000   SH        Sole                 190,000
QUALSTAR CORP                    COM             74758R109     1,281     584,846   SH        Sole                 584,846
REAL GOODS SOLAR INC             CL A            75601N104       182      50,000   SH        Sole                  50,000
SANDISK CORP                     COM             80004C101       126       1,202   SH        Sole                   1,202
SAUER-DANFOSS INC                COM             804137107       109      12,500   SH        Sole                  12,500
SCHIFF NUTRITION INTL INC        COM             806693107     3,821     640,000   SH        Sole                 640,000
SLM CORP                         COM             78442P106       120         752   SH        Sole                     752
SOUTHWEST AIRLS CO               COM             844741108     1,293     150,000   SH        Sole                 150,000
TEREX CORP NEW                   COM             880779103       433      25,000   SH        Sole                  25,000
TRANSMETA CORP DEL               COM             89376R208     8,372     460,000   SH        Sole                 460,000
UNITED STATES OIL FUND LP        UNITS           91232N108     1,192      36,000   SH        Sole                  36,000
UST INC                          COM             902911106     1,601       1,703   SH        Sole                   1,703
WORLD WRESTLING ENTMT INC        CL A            98156Q108     2,934     264,788   SH        Sole                 264,788
ZILOG INC                        COM PAR         989524301     3,835   1,322,500   SH        Sole               1,322,500
                                 $0.01